Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combination
15.	Business Combinations

Teckst, Inc.

On October 16, 2019 the Company entered into an agreement with the shareholders of Teckst, Inc., a provider of an enterprise grade two-way messaging platform, for the purchase of specific assets and liabilities that meet the definition of a business under ASC 805. The total aggregate purchase price amounted to $2.0 million, of which $1.6 million of cash was paid immediately to Teckst’s shareholders. In addition, there is $0.4 million in Holdback Amount that will be used to satisfy any indemnity claims made by the Company after the closing date. The Holdback Amount is recorded in Restricted Cash and is expected to be paid out in 8 months, 15 months and 37 months following the close date in the amounts of $0.2 million, $0.2 million and $0.1 million, respectively. Acquisition related expenses amount to $0.4 million. The Company performed this acquisition to acquire the technology owned by Teckst and accelerate its product timeline for the related services Teckst offered.

The Company recorded the acquired tangible and identifiable intangible assets and liabilities assumed based on their estimated fair values. The excess of the consideration transferred over the aggregate fair values of the assets acquired and liabilities assumed was recorded as goodwill. The amount of goodwill recognized was primarily attributable to the expected contributions of the entity to the overall corporate strategy in addition to synergies and assembled workforce of the acquired business. The fair value assigned to identifiable intangible assets acquired was based on estimates and assumptions made by management using an income approach method.

The acquisition of Teckst was accounted for under ASC 805, Business Combinations, using the acquisition method of accounting. As a result, the Company determined its allocation of the fair values of the assets acquired, and liabilities assumed at the acquisition date are as follows (in thousands):

Fair Value
Assets acquired:
Accounts receivable	123
Deposits and other	10
Intangible assets:
Customer relationship	600
Technology	700

Total assets acquired	1,433

Liabilities assumed:
Accounts payable	91
Accrued expenses	13

Total liabilities assumed	104

Net identifiable assets acquired	1,329
Goodwill	697

Total consideration transferred	$2,026

The identified intangible assets acquired as part of this business combination were customer relationships and developed technology recorded at their fair values of $0.6 million and $0.7 million, respectively with their estimated useful lives of 7 years and 5 years, respectively. Intangible assets are amortized on a straight-line basis.

Revenue from assets acquired from Teckst Inc. to December 31, 2019 were immaterial. Acquisition related expenses amounted to $0.4 million and are recorded within the General & Administrative section of the Statements of Operations. Pro Forma adjustments have not been presented as the impact to the Company’s consolidated financial statements were not material.

SpeechIQ

On December 16, 2019, the Company entered into an agreement with the shareholders of SpeechIQ, LLC, a provider of speech analytics solutions for contact centers, and other parties affiliated with the shareholder for the purchase of the entire share capital of SpeechIQ, LLC that meets the definition of a business under ASC 805. The total aggregate purchase price was $9.0 million of which $7.9 million of cash was paid to SpeechIQ’s shareholders. In addition, there is $1.2 million in Holdback Amount that will be used to satisfy any indemnity claims made by the Company after the closing date. The Holdback Amount is recorded in Restricted Cash and is expected to be paid out in 15 months after the close date. Acquisition related expenses amounted to $0.4 million. The Company performed this acquisition to acquire the technology owned by SpeechIQ and accelerate its product timeline for the related services SpeechIQ offered. Goodwill recognized of $4.5 million is deductible for tax purposes. The amount of goodwill recognized was primarily attributable to the expected contributions of the entity to the overall corporate strategy in addition to synergies and assembled workforce of the acquired business.

The Company recorded the acquired tangible and identifiable intangible assets and liabilities assumed based on their estimated fair values. The excess of the consideration transferred over the aggregate fair values of the assets acquired and liabilities assumed was recorded as goodwill. The fair value assigned to identifiable intangible assets acquired was based on estimates and assumptions made by management using an income approach method. Intangible assets are amortized on a straight-line basis.

The acquisition of SpeechIQ was accounted for under ASC 805, Business Combinations, using the acquisition method of accounting. As a result, the Company determined its allocation of the fair values of the assets acquired, and liabilities assumed at the acquisition date are as follows (in thousands):

Fair Value
Assets acquired:
Cash	$48
Accounts receivable	417
Deposits and other	30
Property and equipment	6
Intangible assets:
Trademarks	300
Customer relationship	2,300
Technology	1,600

Total assets acquired	4,701

Liabilities assumed:
Accounts payable	151
Accrued expenses	17

Total liabilities assumed	168

Net identifiable assets acquired	4,533
Goodwill	4,507

Total consideration transferred	$9,040

The identified intangible assets acquired as part of this business combination were trademarks used in marketing, customer relationships and developed technology recorded at their fair values of $0.3 million $2.3 million and $1.6 million, respectively, with their estimated useful lives of 4 years, 10 years and 4 years, respectively.

Revenue from SpeechIQ, LLC to December 31, 2019 was immaterial. Acquisition related expenses amounted to $0.1 million and are recorded within the General & Administrative section of the Statements of Operations. Pro Forma adjustments have not been presented as the impact to the Company’s consolidated financial statements were not material.

Crescent Acquisition Corp
Business Combination

8. Business Combination

On January 13, 2021, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Function Acquisition I Corp, a Delaware corporation and a direct, wholly owned subsidiary of the Company (“First Merger Sub”), Function Acquisition II LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of the Company (“Second Merger Sub”), LiveVox Holdings, Inc., a Delaware corporation (“LiveVox”), and GGC Services Holdco, Inc., a Delaware corporation, which provides for, among other things: (a) the merger of First Merger Sub with and into LiveVox, with LiveVox being the surviving corporation of the merger and a direct, wholly owned subsidiary of the Company as a consequence of the merger (the “First Merger”); and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of LiveVox with and into Second Merger Sub, with Second Merger Sub being the surviving corporation of the merger (together with the First Merger, the “Mergers” and, collectively with the other transactions contemplated by the Merger Agreement, the “Business Combination”). The Merger Agreement and the transactions contemplated thereby were unanimously approved by the board of directors of the Company and LiveVox.

LiveVox is a next-generation contact center platform that powers more than 14 billion transactions a year. By seamlessly integrating omnichannel communications, CRM, and WFO, LiveVox delivers exceptional agent and customer experiences, while helping to reduce compliance risk. LiveVox’s reliable, easy-to-use technology enables effective engagement strategies on channels of choice to help drive contact center performance.

Pursuant to the Merger Agreement, the aggregate merger consideration payable to the stockholders of LiveVox will consist of (assuming no redemptions): (a) an amount in cash equal to the Closing Cash Payment Amount (as defined in the Merger Agreement), which is estimated to be approximately $218 million; and (b) shares of newly-issued Class A common stock of the Company, par value $0.0001 per share (“Class A Stock”), equal to the Closing Number of Securities (as defined in the Merger Agreement), which are expected to have a value of approximately $514 million based on a price of $10.00 per share. The merger consideration payable to the stockholders of LiveVox is also subject to adjustment based on LiveVox’s cash and indebtedness as of the closing date, among other adjustments contemplated by the Merger Agreement.

In addition to the consideration to be paid at the closing of the Business Combination, the stockholders of LiveVox will be entitled to receive additional earn-out payments from the Company of up to an aggregate of 5,000,000 shares of Class A Stock if the price of Class A common stock trading on the Nasdaq Capital Market exceeds certain thresholds during the seven-year period following the closing of the Business Combination. As an incentive for LiveVox to enter into the Merger Agreement, the Sponsor has agreed that 2,743,750 shares of Class A Stock held by it and by the independent directors of the Company immediately following the closing of the Business Combination (following the automatic conversion of such shares upon the closing of the Business Combination from shares of Class F common stock of the Company, par value $0.0001 per share, into shares of Class A Stock) will be held in escrow to be released only if the price of Class A Stock trading on the Nasdaq Capital Market exceeds the same thresholds during the seven-year period following the closing of the Business Combination.

Additional information regarding LiveVox and the Business Combination is available in the proxy statement/prospectus initially filed with the SEC on January 15, 2021.

10. Business Combination

On June 24, 2020, the Company entered into an Agreement and Plan of Merger (the “F45 Merger Agreement”), by and among the Company, Function Acquisition I Corp, a Delaware corporation and a direct, wholly owned subsidiary of the Company, Function Acquisition II LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of the Company, F45 Training Holdings Inc., a Delaware corporation (“F45”), and Shareholder Representative Services LLC, a Colorado limited liability company. For more information, please see the Company’s proxy statement/prospectus filed with the SEC on July 16, 2020.

On October 5, 2020, the Company and F45 entered into a Termination and Release Agreement, effective as of such date, pursuant to which the parties agreed to mutually terminate the F45 Merger Agreement. As a result of the termination of the F45 Merger Agreement, the F45 Merger Agreement will be of no further force and effect as well as each of the transaction agreements entered into in connection with the F45 Merger Agreement. For more information, please see the Company’s Form 8-K filed with the SEC on October 6, 2020.

See Note 11 included in these consolidated financial statements for a subsequent event regarding an initial business combination.